Note 13. Subsequent Events (Details Narrative) (USD $)	Mar. 27, 2013	Feb. 05, 2013	Jan. 15, 2013
Subsequent Events [Abstract]
Loans obtain - total			$ 366,000
Loans interest			12
Exchangeable shares		1,702,235,971
Shares percentage		100
Account receivable	125,948
Promissory note	$ 77,895